Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	Note	June 30, 2026	December 31, 2025

Shareholders loans to joint ventures	25	21,129	20,222
Derivatives	—	557	—
Cash guarantees and deposits	—	57,303	57,534
Other non-current receivables	—	19,029	19,360
Total non-current receivables		98,018	97,116